UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2006

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
267826
6306232
SH

SOLE

6306232
0
0
Allstate Corp.
Common
020002101
186685
3582525
SH

SOLE

3582525
0
0
Altria Group
Common
02209S103
425
6000
SH

SOLE

6000
0
0
American Express Co.
Common
025816109
1186
22575
SH

SOLE

22575
0
0
American International Group
Common
026874107
371734
5624656
SH

SOLE

5624656
0
0
Ameriprise Financial
Common
03076c106
200
4445
SH

SOLE

4445
0
0
Apache Corp.
Common
037411105
2611
39850
SH

SOLE

39850
0
0
AT&T Inc.
Common
00206r102
237
8776
SH

SOLE

8776
0
0
Bank of America Corp.
Common
060505104
376883
8275877
SH

SOLE

8275877
0
0
Bank Of New York
Common
064057102
216
6000
SH

SOLE

6000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7228
80
SH

SOLE

80
0
0
BP
Sponsored ADR
055622104
408
5920
SH

SOLE

5920
0
0
Career Education Corp.
Common
141665109
175903
4662150
SH

SOLE

4662150
0
0
Cendant Corp.
Common
151313103
261442
15068714
SH

SOLE

15068714
0
0
Chevron Corp
Common
166764100
320112
5522021
SH

SOLE

5522021
0
0
Chubb Corp.
Common
171232101
186689
1956090
SH

SOLE

1956090
0
0
Citigroup Inc.
Common
172967101
339865
7195951
SH

SOLE

7195951
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
363014
13897937
SH

SOLE

13897937
0
0
ConocoPhillips
Common
20825c104
156294
2474967
SH

SOLE

2474967
0
0
CVS Corp.
Common
126650100
303858
10172670
SH

SOLE

10172670
0
0
Dell Inc.
Common
24702r101
205709
6912280
SH

SOLE

6912280
0
0
Devon Energy Corp.
Common
25179M103
315454
5157006
SH

SOLE

5157006
0
0
Dow Chemical Corp.
Common
260543103
406
10000
SH

SOLE

10000
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
366
27424
SH

SOLE

27424.144
0
0
Dupont De Nemours
Common
263534109
422
9987
SH

SOLE

9987
0
0
Emerson Electric
Common
291011104
230972
2761830
SH

SOLE

2761830
0
0
Exelon Corp.
Common
30161n101
233151
4407382
SH

SOLE

4407382
0
0
First Data Corp.
Common
319963104
210367
4493110
SH

SOLE

4493110
0
0
Ford Motor Co.
Common
345370860
223
28000
SH

SOLE

28000
0
0
Gannett Inc.
Common
364730101
134411
2243172
SH

SOLE

2243172
0
0
General Electric
Common
369604103
292860
8420351
SH

SOLE

8420351
0
0
GlaxoSmithKline
Sponsored ADR
37733W105
839
16032
SH

SOLE

16032
0
0
Goldman Sachs Group
Common
38141G104
3786
24120
SH

SOLE

24120
0
0
HCA Inc.
Common
404119109
219986
4804232
SH

SOLE

4804232
0
0
Home Depot
Common
437076102
423
10000
SH

SOLE

10000
0
0
Honeywell
Common
438516106
180512
4220536
SH

SOLE

4220536
0
0
Intel Corp.
Common
458140100
321
16500
SH

SOLE

16500
0
0
International Business Machines
Common
459200101
192923
2339310
SH

SOLE

2339310
0
0
INTL Microcomputer Software
Common
459862306
337
306500
SH

SOLE

306500
0
0
J.P. Morgan Chase & Co.
Common
46625h100
533
12797
SH

SOLE

12797
0
0
Johnson & Johnson
Common
478160104
475
8020
SH

SOLE

8020
0
0
Liberty Media Corp.
Common
530718105
1068
130063
SH

SOLE

130063
0
0
Lilly (Eli) & Co.
Common
532457108
221
4000
SH

SOLE

4000
0
0
Merrill Lynch
Common
590188108
221725
2815195
SH

SOLE

2815195
0
0
Morgan Stanley
Com New
617446448
320842
5107317
SH

SOLE

5107317
0
0
MuniEnhanced Fund
Common
626243109
261
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
645
43900
SH

SOLE

43900
0
0
North Fork Bancorp
Common
659424105
172571
5985830
SH

SOLE

5985830
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
362
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
284
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
226502
6082214
SH

SOLE

6082214
0
0
Pfizer Inc.
Common
717081103
180919
7260010
SH

SOLE

7260010
0
0
Pitney Bowes Inc.
Common
724479100
236467
5508210
SH

SOLE

5508210
0
0
Pulte Homes Inc.
Common
745867101
178215
4638606
SH

SOLE

4638606
0
0
Rochester Limited Term NY Muni Fund
Common
771740107
202
60243
SH

SOLE

60243
0
0
Sprint Nextel Corp
Com Fon
852061100
312135
12079518
SH

SOLE

12079518
0
0
Stanley Works
Common
854616109
312
6153
SH

SOLE

6153
0
0
The Walt Disney Co.
Common
254687106
400
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
353689
21065440
SH

SOLE

21065440
0
0
Tyco International Ltd.
Common
902124106
261416
9725310
SH

SOLE

9725310
0
0
United Technologies
Common
913017109
253611
4374860
SH

SOLE

4374860
0
0
Verizon Communications
Common
92343v104
519
15240
SH

SOLE

15240
0
0
Washington Mutual
Common
939322103
323433
7588759
SH

SOLE

7588759
0
0
Wellpoint
Common
94973v107
162238
2095289
SH

SOLE

2095289
0
0
Xerox
Common
984121103
244341
16075050
SH

SOLE

16075050
0
0
YUM! Brands
Common
988498101
76511
1565928
SH

SOLE

1565928
0
0


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	$ 9,076,181,716

List of Other Included Managers:

No.	13F File Number	Name

None